Equity - Repurchase program (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Sep. 30, 2023
Repurchase program abstract [Abstract]
Maximum amount of repurchase approved	R$ 2,000,000,000	R$ 1,000,000,000	R$ 300,000
Amounts actually repurchased under the program	R$ 608,339,000	R$ 981,345,000	R$ 292,745